Securities sold under repurchase agreements and interbank and institutional market funds (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Raisings Through Structured Operations Certificates [Member]
IfrsStatementLineItems [Line Items]
Market value of fund	R$ 21,280	R$ 11,448